Intellectual property (Details Narrative)	12 Months Ended
Dec. 31, 2020 CAD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Fair value of consideration	$ 25,300,000
Estimated useful life of asset	15 years
Annual amortization expense 2021	$ 1,700,000
Annual amortization expense 2022	1,700,000
Annual amortization expense 2023	1,700,000
Annual amortization expense 2024	1,700,000
Annual amortization expense 2025	$ 1,700,000